Dec. 31, 2025
Davis Real Estate Portfolio | Davis Variable Account Fund
Investment Objective
The Fund seeks total return through a combination of growth and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.86%
Total Annual Fund Operating Expenses	1.41%
Less Fee Waiver and/or Expense Reimbursement*	-0.41%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	1.00%
*
The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00%. The Adviser is obligated to continue the expense cap through May 1, 2027. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Davis Real Estate Portfolio	$102	$406	$732	$1,655

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest, under normal market conditions, at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks of domestic companies and may invest in foreign companies (including indirect holdings of a foreign issuer’s common stock through Depositary Receipts (as defined below)).
A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (“REITs”), brokers, developers, lenders and companies with substantial real estate holdings, such as paper, lumber, hotel and entertainment companies. Most of the Fund’s real estate securities are, and will likely continue to be, interests in publicly traded REITs. REITs pool investors’ funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index, and of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

Calendar Year Total Returns

	Returns	Period Ending
Highest Quarter	16.90%	March 31, 2019
Lowest Quarter	-25.75%	March 31, 2020
Year-to-Date	-1.49%	March 31, 2026

Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years
Davis Real Estate Portfolio	-5.71%	2.61%	4.04%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.81%
Wilshire U.S. Real Estate Securities Index reflects no deduction for fees, expenses or taxes	3.47%	7.04%	5.74%

Yield for Davis Real Estate Portfolio (For the period ended December 31, 2025)
30-Day SEC Yield	2.45%
You can obtain the Fund’s most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern Time.